Debt Notes (Details) [Textuals] (USD $)	12 Months Ended					12 Months Ended		0 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 18, 2011	Aug. 23, 2006	Dec. 31, 2011 Six Point Nine Five Percentage Fixed Rate Public Notes At Par Value [Member]	Dec. 31, 2011 $1.0 Billion notes due 2021 [Member]	Aug. 17, 2006 Convertible Debt [Member]	Aug. 18, 2011 Convertible Debt [Member]	Aug. 23, 2006 Convertible Debt [Member]	Dec. 31, 2011 Term Loan [Member]	Dec. 31, 2010 4.75% Fixed Rate Public Notes [Member]	Dec. 31, 2011 Four Point Six Two Five Fixed Rate Public Notes [Member]
Debt Instrument [Line Items]
Repayments of Notes Payable	$ 575,641,000	$ 0	$ 850,115,000			$ 93,100,000
Stated interest rate	6.95%				3.85%		4.625%			3.85%		4.75%
Unsecured Notes, face amount	1,000,000,000	600,000,000	500,000,000								500,000,000	600,000,000	1,000,000,000
Maturity period of interest rate notes								Aug. 15, 2026			Oct. 05, 2012
Convertible Debt				482,500,000	650,000,000				482,500,000	650,000,000
Proceeds	996,190,000	595,422,000	0				996,200,000					595,400,000
Effective interest rate of notes							6.20%					5.09%
Bridge Loan Principal Amount	1,000,000,000
Debt Instrument, Fee Amount	2,625,000
Debt Instrument, Increase, Additional Borrowings											250,000,000
Senior unsecured term loan bearing variable interest rate											0.50%
Convertible senior subordinated notes conversion ratio								16.3934
Convertible senior subordinated notes, base conversion price										$ 1,000
Debt instrument convertible conversion price per share										$ 61.00